Annual Total Returns - Class A	Jul. 31, 2024
Prospectus #1 | Delaware Emerging Markets Debt Corporate Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	1.44%
2015	(2.33%)
2016	10.97%
2017	12.20%
2018	(4.96%)
2019	15.39%
2020	6.17%
2021	0.41%
2022	(10.83%)
2023	8.45%
Prospectus #2 | Delaware Strategic Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	5.63%
2015	(0.53%)
2016	2.29%
2017	5.90%
2018	(4.74%)
2019	12.04%
2020	9.49%
2021	1.15%
2022	(10.51%)
2023	9.26%